Income Tax - Summary of Net Operating Losses And Tax Credit Carryforwards (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 19, 2021
Domestic Tax Authority [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount		$ 155,000
Domestic Tax Authority [Member] | Indefinitely Carryforward [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount	$ 86,602,000
Net operating losses, description of expiration	Do Not Expire
Domestic Tax Authority [Member] | Tax Period Two Thousand And Thirty One [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount	$ 3,508,000
Net operating losses, expiration date	Dec. 31, 2031
Domestic Tax Authority [Member] | Tax Period Two Thousand And Thirty Two [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Tax credits, amount	$ 3,573,000
Tax credits, expiration date	Dec. 31, 2032
State and Local Jurisdiction [Member] | Indefinitely Carryforward [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Tax credits, amount	$ 3,120,000
Tax credits, description of expiration	Do Not Expire
State and Local Jurisdiction [Member] | Tax Period Two Thousand And Thirty Two [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount	$ 55,023,000
Net operating losses, expiration date	Dec. 31, 2032
Foreign Tax Authority [Member] | Indefinitely Carryforward [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount	$ 1,146,000
Net operating losses, description of expiration	Do Not Expire